Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Summary of Investments Other Than Investments in Related Parties

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2012

($ in thousands)	Amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$86,428	$92,087	$92,087
States, municipalities and political subdivisions	2,499	2,900	2,900
Foreign governments	4,999	5,264	5,264
Public utilities	16,955	19,127	19,127
All other corporate bonds	161,869	172,841	172,841
Residential mortgage-backed securities	28,239	29,737	29,737
Commercial mortgage-backed securities	8,335	8,603	8,603

Total fixed maturities	309,324	330,559	330,559
Short-term investments	24,202	24,203	24,203

Total investments	$333,526	$354,762	$354,762